DOCUMENT AND ENTITY INFORMATION - USD ($)	12 Months Ended
	Dec. 31, 2016	Mar. 24, 2017	Jun. 30, 2016
Document And Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Dec. 31, 2016
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2016
Amendment Flag	true
Amendment Description	AXA Equitable Life Insurance Company (the “Company”) is filing this Current Report on Form 8-K to update certain items in the Company’s Annual Report on Form 10-K for the year ended December 31, 2016 (the “2016 Form 10-K”). During the quarter ended September 30, 2017, the Company adopted a change in accounting principle for no lapse guarantee features related to guaranteed minimum income benefit riders on the Company’s variable annuity products from an insurance accounting model described in Accounting Standards Codification ("ASC") 944 to a fair value method described in ASC 815. The Company adopted this change retrospectively, which changed certain previously reported items within the Company’s financial statements and accompanying notes. Additionally, during the quarter ended September 30, 2017, the Company identified a material weakness in the design and operation of the Company’s internal control over financial reporting. Errors were identified in future policy benefits and deferred policy acquisition costs balances. This resulted in misstatements in the Company’s annual financial statements as of and for the years ended December 31, 2016, 2015 and 2014, that were not considered material. In order to improve the consistency and comparability of the financial statements, management has voluntarily revised the financial statements and accompanying notes to include such revisions and all previously recorded out of period adjustments in each of the applicable periods.
Entity Registrant Name	AXA EQUITABLE LIFE INSURANCE CO
Entity Central Index Key	0000727920
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Entity Common Stock, Shares Outstanding		2,000,000
Entity Public Float			$ 0